Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000170278 [Member] | oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000170278 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170278 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170278 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000170278 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170278 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000170278 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000170278 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094039 [Member] | oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094039 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094039 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094039 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000094039 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094039 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000094039 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094039 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008020 [Member] | oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008020 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008020 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008020 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000008020 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008020 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000008020 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008020 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094038 [Member] | oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094038 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094038 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094038 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000094038 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094038 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000094038 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094038 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094037 [Member] | oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094037 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094037 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094037 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000094037 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094037 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000094037 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094037 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094036 [Member] | oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000094036 [Member] | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000094036 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094036 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000094036 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094036 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000094036 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000094036 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257760 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000257760 [Member] | Conventional Mortgage Backed Securities Liability for Sale Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000257760 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000257760 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000257760 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257760 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000257760 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008015 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000008015 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008015 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000008015 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008015 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000008016 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008016 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000008016 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000008016 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008016 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008017 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008017 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008017 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008017 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000008017 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000008018 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008018 [Member] | Vanguard Total International Stock Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000008018 [Member] | Vanguard Total Stock Market Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000008018 [Member] | Vanguard Total International Bond II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008018 [Member] | Vanguard Total Bond Market II Index Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000008019 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008019 [Member] | Vanguard WindsorTM II Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008019 [Member] | Vanguard U S Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000008019 [Member] | Vanguard STAR Core Plus Bond Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[1]
C000008019 [Member] | Vanguard International Value Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008019 [Member] | Vanguard International Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008019 [Member] | Vanguard Windsor Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008019 [Member] | Vanguard PRIMECAP Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008019 [Member] | Vanguard International Core Stock Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008019 [Member] | Vanguard Dividend Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008019 [Member] | Vanguard ExplorerTM Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.